Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary financial assets measured at fair value on a recurring basis
The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	Fair Market Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$30,440	$—	$—	$30,440
U.S. Treasury bills	—	—	—	—
Marketable debt securities:
U.S. Treasury bills	—	126,953	—	132,953
U.S. government agency bonds	—	20,499	—	20,499

Total assets	$30,440	$147,452	$—	177,892

	Fair Market Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents
Money market funds	$12,698	$—	$—	$12,698
U.S. Treasury bills	—	7,175	—	7,175
Marketable debt securities
U.S. Treasury bills	—	131,939	—	131,939
U.S. government agency bonds	—	30,000	—	30,000

Total assets	$12,698	$169,114	$—	$181,812

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	Fair Market Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents
Money market funds	$12,698	$—	$—	$12,698
U.S. Treasury bills	—	7,175	—	7,175
Marketable debt securities
U.S. Treasury bills	—	131,939	—	131,939
U.S. government agency bonds	—	30,000	—	30,000

Total assets	$12,698	$169,114	$—	$181,812

	Fair Market Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$18,508	$—	$—	$18,508
Marketable debt securities:
U.S. Treasury bills	—	17,536	—	17,536

Total assets	$18,508	$17,536	$—	$36,044